Related Party Transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Accounts receivable	$ 583	$ 2,083
Deferred revenue [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Deferred revenue	15,238	16,787
Revenue [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Revenue	$ 7,013	$ 6,668